RETIREMENT BENEFITS - Sensitivities of Certain Key Assumptions (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	$ 35	$ 34	$ 28
Effect of one-percentage-point decrease in discount rates	(49)	(52)	(44)
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(124)	(123)	(123)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	124	123	123
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Effect of one-percentage-point increase in discount rates	(4)	(16)	(19)
Effect of one-percentage-point decrease in discount rates	25	25	32
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	(70)	(66)	(64)
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	$ 70	$ 66	$ 64